ACQUISITION	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
ACQUISITION

NOTE 3 – ACQUISITION

On March 22, 2013, the Company entered into a purchase agreement for 100% of the issued and outstanding common stock of Vaporfection International Inc. (“VII”) owned by Vapor Systems International LLC (“VSI”). The Company closed the transaction on April 1, 2013. The Company issued 260,854 warrants to shareholders of VII allowing them to purchase one (1) share of Medbox common stock at $.001 per share beginning April 1, 2014. These warrants were valued for the Company’s accounting purposes at $4.47 per warrant, determined by the Company’s independent appraiser. In addition, the Company assumed certain liabilities and a 10% convertible note of VII in the aggregate amount of approximately $470,000. The total value of the acquisition was approximately $1,635,000 and the purchase price has been allocated as per the Company’s independent valuation as follows:

Machinery and equipment	$70,000
IP and related technology	287,000
Amortizable intangible assets:
Customer contracts and related relationships	314,000
Trade name, trademark, and domain name	46,000
Non-compete covenants	23,000
Goodwill	895,000
Total assets acquired	1,635,000
Fair value of liabilities assumed	(469,000)
Net fair value	$1,166,000

The amortizable intangible assets have useful lives not exceeding ten years. No amounts have been allocated to in-process research and development and $895,000 was originally allocated to Goodwill. Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired.

From the date of acquisition through March 31, 2014, the purchase price allocation period, the liabilities assumed have been increased by approximately $205,000, as they have been accrued or settled. Accordingly, an additional $10,000 and $195,000 was allocated to Goodwill in the years ended December 31, 2014 and 2013, respectively.

The warrants included a standard anti-dilution provision, which was triggered by the stock dividend declared on December 18, 2013. On or about September 17, 2014, some but not all of the holders of certain warrants for the Company’s common stock issued in connection with the Company’s 2013 purchase of Vaporfection International, Inc. filed suit against the Company in Circuit Court in Palm Beach County, Florida. There was a dispute as to the adjustment of the exercise price, and the suit was resolved in a settlement agreement dated December 29, 2014, which maintained the anti-dilution adjustment as well as an additional 50,000 warrants being issued to certain of the former VII shareholders. The additional warrants were valued at approximately $280,000, which has been recognized as legal expense in the accompanying consolidated financial statements. The expense was determined using the Black Scholes Merton model, with key valuation assumptions used that consist of the price of the Company’s stock at settlement date, a risk free interest rate based on the average yield of a 3 year Treasury note and expected volatility of the Company’s common stock all as of the measurement date. As of December 31, 2014, 252,812 of the warrants were exercised by the former owners of VII.

In addition to the above warrants, the purchase agreement and associated consulting contract with the prior management company of the business unit calls for additional shares of common stock to be issued in the event that the performance of the business unit exceeds $11,818,140 of accumulated EBITDA over the subsequent 4 year operating period. The performance payout is contingent upon future events and accordingly the Company has treated the obtainment of that performance provision as being remote and consequently has not assigned any future value to the purchase price.

The amortizable intangible assets, based on their non-deductibility for tax purposes, gave rise to a deferred tax liability in the amount of $160,000. Goodwill was increased accordingly, the balance after the purchase price allocation adjustments disclosed previously is $1,260,037 at December 31, 2015.

The Company evaluated Goodwill at year end, and as the Company determined that based on qualitative factors it was not more likely than not that there was not any impairment, they performed Step 1 of the Goodwill impairment test. Since the fair value, based on undiscounted expected future cash flows, was in excess of the units carrying value, the Company concluded no impairment was necessary to recognize as of December 31, 2014.

The Company evaluated the Intangible assets with definite lives for any indications of impairment and determined that the same cash projections used for the Goodwill impairment test resulted in a conclusion that no impairment of Intangible assets was necessary.